Income Tax - Summary of Tax Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major Components Of Tax Expense Income [Line Items]
Deferred	$ 0	$ (4,241)	$ (37,747)
Total tax charge/(credit) for the year	625	(3,614)	(41,912)
United States of America
Major Components Of Tax Expense Income [Line Items]
Current - Tax charge	224	211	(4,548)
Elsewhere
Major Components Of Tax Expense Income [Line Items]
Current - Tax charge	$ 401	$ 416	$ 383